091-22079 fy

For Internal Use Only
Sec File No. 9-

RECEIVED
2017 JAN 18 PM 12:22
SEC / TM

Submit 1 Original
and 9 Copies

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	August 31, 2019
Estimated average burden hours per response. 3.60	

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SEC
Mail Processing
Section
JAN 17 2017
Washington DC
412

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

17002200

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Equity
4. Name of Underlying Instrument:
Elkhorn MidCap Health Care Portfolio
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
XH
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
Cash
9. Position Limits of New Derivative Securities Product (if applicable):

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Buckley

Title:
Chief Regulatory Officer

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:

Date:
January 13, 2017

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 17 2017

NSX
National Stock Exchange

RECEIVED
2017 JAN 16 PM 12:09
SEC / TM

James G. Buckley
Chief Regulatory Officer
t: 201. 499.3698
f: 201. 499.0727
james.buckley@nsx.com

VIA FED EX

January 13, 2016

SEC
Mail Processing
Section
JAN 17 2017
Washington DC
412

Ms. Claudette Ransom
Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Ransom:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, enclosed please find one original and nine copies of completed Forms 19b-4(e), executed on behalf of the National Stock Exchange, Inc. (the "Exchange") for each of the following securities which were recently approved for trading on the Exchange:

1. IDHD
2. XSHD
3. ESGU
4. BLHY
5. HYLB
6. SGQI
7. WEAR
8. UWT
9. DWT
10. NULG
11. NULV
12. NUMG
13. NUMV
14. NUSC
15. DIVO
16. JHMD
17. COWZ

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 17 2017

18. BMLP
19. NURE
20. WBIY
21. EFAD
22. EUDV
23. GAA
24. VAMO
25. INFR
26. XD
27. XE
28. XF
29. XH
30. XI
31. XK
32. XM
33. XS
34. XU
35. OUSM
36. UTLZ
37. SPLZ
38. WTIU
39. WTID
40. SWIN
41. DUSA
42. DFNL
43. DWLD
44. CLTL

Please contact me at (201) 499-3698 if you have any questions.

Very truly yours,

James G. Buckley
Chief Regulatory Officer

Enclosures